UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08573

Name of Fund:   BlackRock MuniHoldings California Quality Fund, Inc. (MUC)

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock

            MuniHoldings California Quality Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2018

Date of reporting period: 04/30/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) April 30, 2018	BlackRock MuniHoldings California Quality Fund, Inc. (MUC) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds — 108.9%

California — 108.9%
Corporate — 0.4%
City of Chula Vista California, Refunding RB, San Diego Gas & Electric, Series A, 5.88%, 02/15/34	$2,435	$2,534,251

County/City/Special District/School District — 35.2%
California Municipal Finance Authority, RB, Orange County Civic Center Infrastructure Improvement Program Phase I, Series A, 5.00%, 06/01/42	4,445	5,124,063
Centinela Valley Union High School District, GO, Election of 2010, Series A, 5.75%, 08/01/21(a)	9,120	10,217,227
Chaffey Joint Union High School District, GO, Election of 2012, Series C:
CAB, 0.00%, 08/01/32(b)	250	148,360
CAB, 0.00%, 08/01/33(b)	500	282,450
CAB, 0.00%, 08/01/34(b)	510	275,043
CAB, 0.00%, 08/01/35(b)	545	280,501
CAB, 0.00%, 08/01/36(b)	500	245,375
CAB, 0.00%, 08/01/37(b)	650	304,174
CAB, 0.00%, 08/01/38(b)	625	278,987
CAB, 0.00%, 08/01/39(b)	750	319,282
CAB, 0.00%, 08/01/40(b)	1,855	754,466
CAB, 0.00%, 08/01/41(b)	305	118,493
CAB, 0.00%, 02/01/42(b)	350	132,787
5.25%, 08/01/47	5,000	5,813,700
County of Kern California, COP, Capital Improvements Projects, Series A (AGC), 6.00%, 02/01/19(a)	3,500	3,611,685
County of Los Angeles California Public Works Financing Authority, Refunding RB, Series D, 5.00%, 12/01/45	1,430	1,589,802
County of Orange California Sanitation District, COP, Series A, 5.00%, 02/01/19(a)	2,500	2,562,250
County of San Joaquin California Transportation Authority, Refunding RB, Limited Tax, Measure K, Series A, 6.00%, 03/01/21(a)	2,665	2,961,535
County of Ventura California Community College District, GO, Election of 2002, Series C, 5.50%, 08/01/18(a)	4,000	4,037,880
Denair California Unified School District, GO, CAB, Election of 2007 (AGM), 0.00%, 08/01/41(b)	4,260	1,522,694
Foothill-De Anza Community College District, GO, Refunding, 4.00%, 08/01/40	7,900	8,243,887
Fremont Union High School District, GO, Refunding, 4.00%, 08/01/40	2,500	2,589,375

Security	Par (000)	Value
County/City/Special District/School District (continued)
Garden Grove Unified School District, GO, Election of 2010, Series C, 5.25%, 08/01/40	$5,500	$6,201,745
Gavilan Joint Community College District, GO, Election of 2004, Series D(a):
5.50%, 08/01/21	2,170	2,414,082
5.75%, 08/01/21	8,400	9,410,604
Grossmont California Healthcare District, GO, Election of 2006, Series B, 6.13%, 07/15/21(a)	2,000	2,257,960
Imperial Irrigation District, Series A, Electric System Revenue(a):
5.13%, 11/01/18	6,530	6,638,333
5.13%, 11/01/18	1,470	1,494,387
Kern Community College District, GO, Safety Repair & Improvements, Series C:
5.25%, 11/01/32	5,715	6,580,937
5.75%, 11/01/34	12,085	14,138,000
Los Alamitos Unified School District, GO, Refunding, School Facilities Improvement:
5.25%, 08/01/23(a)	2,185	2,508,817
5.25%, 08/01/39	1,515	1,710,677
Los Angeles California Unified School District, GO, Election of 2008, Series B-1, 5.25%, 07/01/42	5,725	6,793,170
Los Rios Community College District, GO, Election of 2008, Series A, 5.00%, 08/01/20(a)	11,000	11,766,480
Mount San Jacinto Community College District, GO, Series A, 5.00%, 08/01/35	3,565	4,046,025
Oxnard Union High School District, GO, Refunding, Election of 2004, Series A (AGM), 5.00%, 08/01/20(a)	10,000	10,685,400
Redlands Unified School District California, GO, Election of 2008 (AGM), 5.25%, 07/01/18(a)	5,000	5,029,450
Rio Elementary School District, GO, Series A (AGM), 5.25%, 08/01/40	5,865	6,665,338
Riverside County Public Financing Authority, Tax Allocation Bonds, Series A (BAM), 4.00%, 10/01/40	2,545	2,595,009
San Diego California Unified School District, GO, CAB, Election of 2008, Series K-2(b):
0.00%, 07/01/38	2,755	1,251,955
0.00%, 07/01/39	3,340	1,453,535

1

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock MuniHoldings California Quality Fund, Inc. (MUC) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
County/City/Special District/School District (continued)
San Diego California Unified School District, GO, CAB, Election of 2008, Series K-2(b) (continued):
0.00%, 07/01/40	$4,285	$1,785,131
San Diego Regional Building Authority, RB, County Operations Center & Annex, Series A, 5.50%, 02/01/19(a)	905	930,883
San Jose California Financing Authority, LRB, Convention Center Expansion & Renovation Project, Series A:
5.75%, 05/01/36	2,560	2,567,526
5.75%, 05/01/42	4,500	4,933,440
San Jose California Financing Authority, Refunding LRB, Civic Center Project, Series A, 5.00%, 06/01/39	5,800	6,429,242
San Leandro Unified School District, GO, Election of 2016, Series A (BAM), 5.25%, 08/01/46	2,880	3,346,704
San Marcos Redevelopment Agency Successor Agency, Refunding, Tax Allocation Bonds, Series A:
5.00%, 10/01/32	1,700	1,937,796
5.00%, 10/01/33	1,125	1,274,344
San Marcos Unified School District, GO, Refunding, 4.00%, 08/01/37	4,000	4,208,360
Snowline Joint Unified School District, COP, Refunding, Refining Project (AGC), 5.75%, 09/01/19(a)	5,635	5,928,471
Solano County Community College District, GO, Election of 2012, Series C, 5.25%, 08/01/42	1,150	1,347,409
Visalia Unified School District, COP, (AGM), 4.00%, 05/01/48	8,500	8,516,320
Washington Township Health Care District, GO, Election of 2004, Series B, 5.50%, 08/01/38	1,625	1,877,817
West Contra Costa California Unified School District, GO:
Election of 2010, Series A (AGM), 5.25%, 08/01/21(a)	5,390	5,881,029
Election of 2010, Series B, 5.50%, 08/01/39	3,195	3,655,016
Election of 2012, Series A, 5.50%, 08/01/39	2,500	2,861,275

Security	Par (000)	Value
County/City/Special District/School District (continued)
Yuba Community College District, GO, BAM, Election of 2006, Series C, 0.00%, 08/01/38(b)	$5,150	$2,374,768

		214,911,451
Education — 3.1%
California Municipal Finance Authority, RB, Emerson College, 6.00%, 01/01/22(a)	2,750	3,130,408
California Statewide Communities Development Authority, Refunding RB:
CHF-Irvine LLC, 5.00%, 05/15/40	750	825,443
Front Porch Communities and Services, 4.00%, 04/01/42	3,005	3,016,119
Front Porch Communities and Services, 4.00%, 04/01/47	2,655	2,645,893
Front Porch Communities and Services, 5.00%, 04/01/47	2,995	3,295,428
University of California, Refunding RB, Series AO, 5.00%, 05/15/40	5,430	6,150,995

		19,064,286
Health — 18.9%
ABAG Finance Authority for Nonprofit Corps., Refunding RB, Sharp Healthcare, Series B, 6.25%, 08/01/19(a)	6,305	6,656,567
California Health Facilities Financing Authority, RB:
Children’s Hospital, Series A, 5.25%, 11/01/41	8,000	8,794,320
Lucile Slater Packard Children’s Hospital at Stanford, Series A, 5.00%, 11/15/42	500	569,490
Lucile Slater Packard Children’s Hospital at Stanford, Series A, 4.00%, 11/15/47	825	839,413
Providence Health Services, Series B, 5.50%, 10/01/39	4,130	4,326,877
Sutter Health, Series A, 4.00%, 11/15/42	450	456,777
Sutter Health, Series A, 5.00%, 11/15/48	8,295	9,310,640
Sutter Health, Series B, 6.00%, 08/15/20(a)	9,655	10,542,970
California Health Facilities Financing Authority, Refunding RB, Series A:
Dignity Health, 6.00%, 07/01/19(a)	3,700	3,878,081

2

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock MuniHoldings California Quality Fund, Inc. (MUC) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Health (continued)
California Health Facilities Financing Authority, Refunding RB, Series A (continued):
Providence Health and Services, 5.00%, 10/01/38	$10,970	$12,377,670
Providence St.Joseph Health, 4.00%, 10/01/47	5,000	5,028,300
St. Joseph Health System, 5.00%, 07/01/37	10,000	11,091,200
California Municipal Finance Authority, Refunding RB, Community Medical Centers, Series A:
5.00%, 02/01/32	1,510	1,695,051
5.00%, 02/01/37	3,110	3,416,926
5.00%, 02/01/42	5,250	5,710,740
California Public Finance Authority, Refunding RB, Sharp Healthcare, Series A, 5.00%, 08/01/47	2,110	2,367,525
California Statewide Communities Development Authority, RB, Huntington Memorial Hospital Project, 4.00%, 07/01/48	2,220	2,208,345
California Statewide Communities Development Authority, Refunding RB:
John Muir Health, Series A, 5.00%, 08/15/51	1,635	1,801,345
Trinity Health Credit Group Composite Issue, 5.00%, 12/01/41	6,235	6,821,589
County of Santa Clara California, GO, Election of 2008, Series B, 4.00%, 08/01/43	10,225	10,477,557
Fremont Union High School District, GO, Refunding Series A, 4.00%, 08/01/46	7,000	7,262,920

		115,634,303
State — 8.4%
State of California, GO:
Various Purpose, 6.00%, 04/01/19(a)	9,820	10,194,731
Various Purpose, 6.00%, 04/01/38	17,945	18,614,707
Various Purpose, 6.00%, 03/01/33	5,000	5,382,000
Refunding Various Purpose, 5.00%, 10/01/39	2,545	2,891,553
Refunding Various Purpose, 5.25%, 10/01/39	2,000	2,307,240
Refunding Veterans Bond, 4.00%, 12/01/40	4,000	4,109,440

Security	Par (000)	Value
State (continued)
State of California Public Works Board, LRB:
Department of Education, Riverside Campus Project, Series B, 6.50%, 04/01/19(a)	$3,670	$3,828,324
Various Capital Projects, Series I, 5.50%, 11/01/33	2,015	2,305,865
State of California Public Works Board, RB, California State Prisons, Series C, 5.75%, 10/01/31	1,205	1,341,563

		50,975,423
Transportation — 24.4%
Alameda Corridor Transportation Authority, Refunding RB, 2nd Subordinate Lien, Series B, 5.00%, 10/01/35	1,500	1,662,720
City & County of San Francisco California Airports Commission, ARB, Series E, 6.00%, 05/01/39	9,650	10,039,956
City & County of San Francisco California Airports Commission, Refunding ARB, AMT, Series A:
2nd, 5.00%, 05/01/29	6,435	7,045,939
San Francisco International Airport, 5.00%, 05/01/41	5,000	5,541,300
City & County of San Francisco California Airports Commission, Refunding RB, AMT (AGM)(a):
2nd Series 32, 5.75%, 05/01/18	2,290	2,290,000
2nd Series 34, 5.75%, 05/01/18	1,870	1,870,000
2nd Series 34E, 5.75%, 05/01/18	840	840,000
City of Los Angeles California Department of Airports, ARB:
Los Angeles International Airport, Senior, Series D, 5.25%, 05/15/29	2,590	2,768,373
Senior Series A, AMT, 5.00%, 05/15/40	3,830	4,240,882
Series D, AMT, 5.00%, 05/15/35	2,000	2,230,520
Series D, AMT, 5.00%, 05/15/36	1,500	1,669,890
Sub-Series A, AMT, 5.00%, 05/15/47	2,440	2,725,407
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Series A:
Senior, 5.00%, 05/15/40	3,000	3,184,860
5.25%, 05/15/39	5,845	6,046,126

3

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock MuniHoldings California Quality Fund, Inc. (MUC) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Transportation (continued)
City of San Jose California, Refunding ARB, Norman Y Mineta San Jose International Airport SJC, AMT:
Series A, 5.00%, 03/01/41	$3,075	$3,425,119
Series A, 5.00%, 03/01/47	11,770	13,043,985
Series A-1, 5.25%, 03/01/23	3,785	4,095,673
Series A-1, 6.25%, 03/01/34	1,400	1,553,090
County of Sacramento California, Refunding ARB, Senior Series A, 5.00%, 07/01/41	2,500	2,817,125
County of Sacramento California, ARB:
Senior Series A (AGC), 5.50%, 07/01/18(a)	8,200	8,250,922
Senior Series B, 5.75%, 07/01/39	2,650	2,667,543
Senior Series B, AMT (AGM), 5.75%, 07/01/28	13,275	13,354,119
Senior Series B, AMT (AGM), 5.25%, 07/01/33	18,000	18,091,440
County of Sacramento California Airport System Revenue, Refunding ARB, Airport System Subordinate Revenue, Sub-Series B, 5.00%, 07/01/41	1,250	1,402,838
County of San Bernardino California Transportation Authority, RB, Series A, 5.25%, 03/01/40	4,545	5,153,076
County of San Diego Regional Airport Authority, RB, Subordinate, Series B, AMT, 5.00%, 07/01/47	5,845	6,512,441
County of San Diego Regional Airport Authority, Refunding ARB, Subordinate, Series A, 5.00%, 07/01/42	4,275	4,870,892
Port of Los Angeles California Harbor Department, RB, Series B, 5.25%, 08/01/19(a)	5,530	5,770,389
Port of Los Angeles California Harbor Department, Refunding RB, Series A, AMT, 5.00%, 08/01/44	500	547,310
San Francisco Municipal Transportation Agency, RB, 4.00%, 03/01/46	5,000	5,176,750

		148,888,685
Utilities — 18.5%
Anaheim Public Financing Authority, RB, Electric System Distribution Facilities, Series A, 5.38%, 04/01/21(a)	2,200	2,414,368

Security	Par (000)	Value
Utilities (continued)
City & County of San Francisco Public Utilities Commission Wastewater Revenue, Refunding RB, Series B, 4.00%, 10/01/42	$3,000	$3,059,550
City of Los Angeles California Department of Water & Power, RB, Water System, Series A, 5.38%, 07/01/38	9,375	9,599,344
City of Los Angeles California Department of Water & Power, Refunding RB, Water System, Series A, 5.25%, 07/01/39	16,000	17,385,440
City of Los Angeles California Wastewater System Revenue, Refunding RB, Sub-Series A:
5.00%, 06/01/20(a)	1,325	1,408,104
5.00%, 06/01/28	675	716,769
City of Richmond California Wastewater Revenue, Refunding RB, Series A, 5.25%, 08/01/47	9,105	10,525,289
City of San Francisco California Public Utilities Commission Water Revenue, RB:
Series A, 5.00%, 11/01/39	5,245	5,853,577
Series B, 5.00%, 11/01/19(a)	10,000	10,479,700
County of Kern California Water Agency Improvement District No. 4, Refunding RB, Series A (AGM):
4.00%, 05/01/35	1,460	1,515,699
4.00%, 05/01/36	1,430	1,477,476
County of Los Angeles Sanitation Districts Financing Authority, RB, Series A, 4.00%, 10/01/42	4,935	5,102,445
County of Sacramento California Sanitation Districts Financing Authority, RB (NPFGC), 5.00%, 12/01/36	1,010	1,012,363
Dublin-San Ramon Services District Water Revenue, Refunding RB, 6.00%, 02/01/21(a)	4,000	4,432,280
East Bay California Municipal Utility District Water System Revenue, RB, Green Bond, Series A, 4.00%, 06/01/45	4,585	4,754,691
Eastern Municipal Water District, COP, Series H, 5.00%, 07/01/18(a)	2,505	2,518,727
El Dorado Irrigation District/El Dorado County Water Agency, Refunding RB, Series A (AGM), 5.25%, 03/01/39	10,000	11,234,700

4

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock MuniHoldings California Quality Fund, Inc. (MUC) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Utilities (continued)
San Diego Public Facilities Financing Authority Sewer, Refunding RB, Senior Series A(a):
5.25%, 05/15/19	$10,000	$10,365,100
5.25%, 05/15/19	1,060	1,098,701
San Juan Water District, Refunding RB, San Juan & Citrus Heights, 5.25%, 02/01/33	7,325	8,076,911

		113,031,234

Total Municipal Bonds — 108.9% (Cost — $642,871,235)		665,039,633

Municipal Bonds Transferred to Tender Option Bond Trusts(c)

California — 62.3%
County/City/Special District/School District — 28.2%
County of Riverside California Public Financing Authority, RB, Capital Facilities Project, 5.25%, 11/01/45	10,000	11,402,698
County of San Luis California Obispo Community College District, GO, Refunding Election of 2014, Series A, 4.00%, 08/01/40	6,585	6,810,014
County of San Mateo California Community College District, GO, Election of 2014, Series A, 5.00%, 09/01/45	17,615	20,007,663
Foothill-De Anza Community College District, GO, Series C, 5.00%, 08/01/21(a)	40,000	43,846,300
Los Angeles Community College District California, GO(a):
Election of 2001, Series E-1, 5.00%, 08/01/18	11,770	11,867,044
Election of 2003, Series F-1, 5.00%, 08/01/18	10,000	10,081,650
Los Angeles Community College District California, GO, Refunding, Go, Refunding, Election of 2008, Series A, 6.00%, 08/01/19(a)	9,596	10,096,090
Palomar Community College Distric, GO, Election of 2006, Series C, 5.00%, 08/01/44	15,140	16,951,879

Security	Par (000)	Value
County/City/Special District/School District (continued)
Sacramento Area Flood Control Agency, Refunding, Consolidated Capital Assessment District No. 2, Series A, 5.00%, 10/01/43	$9,990	$11,384,671
Southwestern Community College District, GO, Election of 2008, Series D, 5.00%, 08/01/44	10,820	12,103,360
West Valley-Mission Community College District, GO, Election of 2012, Series B, 4.00%, 08/01/40	17,000	17,693,770

		172,245,139
Education — 5.8%
California State University, Refunding RB, Series A, 5.00%, 11/01/43	6,001	6,790,887
University of California, RB:
Series AM, 5.25%, 05/15/44	10,210	11,590,239
Series O, 5.75%, 05/15/19(a)	11,192	11,644,116
University of California, Refunding RB, Series AF, 5.00%, 05/15/39	5,000	5,535,150

		35,560,392
Health — 14.4%
California Health Facilities Financing Authority, Refunding RB, Kaiser Permanent, Sub-Series A-2, 4.00%, 11/01/44	17,720	18,025,670
California Health Facilities Financing Authority, RB:
Lucile Salter Packard Children’s Hospital at Stanford, 5.00%, 11/15/56	6,000	6,708,820
Sutter Health, Series A, 5.00%, 08/15/52	14,520	15,750,280
California Health Facilities Financing Authority, Refunding RB:
Lucile Salter Packard Children’s Hospital, Series B, 5.00%, 08/15/55	4,500	5,002,166
Sutter Health, Series A, 5.00%, 08/15/43	19,425	21,466,227

5

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock MuniHoldings California Quality Fund, Inc. (MUC) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Health (continued)
California Statewide Communities Development Authority, RB, Kaiser Permanente, Series A, 5.00%, 04/01/42	$19,070	$20,665,968

		87,619,131
Transportation — 5.8%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area Toll Bridge, 4.00%, 04/01/49(d)	10,005	10,284,506
City of Los Angeles California Department of Airports, ARB, Series D, AMT, 5.00%, 05/15/41	13,332	14,741,247
City of Los Angeles California Department of Airports, RB, AMT:
Los Angeles International Airport, Series B, 5.00%, 05/15/41	3,641	4,050,317
Senior Revenue, Series A, 5.00%, 05/15/40	5,500	6,090,013

		35,166,083
Utilities — 8.1%
City of Los Angeles California Wastewater System Revenue, RB, Green Bonds, Series A, 5.00%, 06/01/44	13,790	15,467,140
County of San Diego California Water Authority Financing Corp., COP, Refunding Series A (AGM)(a):
5.00%, 05/01/18	2,777	2,777,166

Security	Par (000)	Value
Utilities (continued)
County of San Diego California Water Authority Financing Corp., COP, Refunding Series A (AGM)(a) (continued):
5.00%, 05/01/18	$13,963	$13,962,834
East Bay California Municipal Utility District Water System Revenue, RB, Series C, 5.00%, 06/01/44	11,000	12,272,535
Rancho Water District Financing Authority, Refunding RB, Series A (AGM)(a):
5.00%, 08/01/18	2,013	2,029,668
5.00%, 08/01/18	2,995	3,019,886

		49,529,229

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 62.3% (Cost — $373,510,472)		380,119,974

Total Long-Term Investments — 171.2% (Cost — $1,016,381,707)		1,045,159,607

	Shares
Short-Term Securities — 0.7%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 1.48%(e)(f)	4,190,076	4,190,076

Total Short-Term Securities — 0.7% (Cost — $4,190,076)		4,190,076

Total Investments — 171.9% (Cost — $1,020,571,783)		1,049,349,683
Other Assets Less Liabilities — 0.1%		444,877
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (30.4)%		(185,312,504)
VMTP Shares at Liquidation Value — (41.6)%		(254,000,000)

Net Assets Applicable to Common Shares — 100.0%		$610,482,056

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)	Zero-coupon bond.
(c)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(d)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expires on April 1, 2025, is $7,535,658.
(e)	Annualized 7-day yield as of period end.
(f)	During the period ended April 30, 2018, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

6

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock MuniHoldings California Quality Fund, Inc. (MUC)

Affiliated	Shares Held at 07/31/17	Net Activity	Shares Held at 04/30/18	Value at 04/30/18	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	593,400	3,596,676	4,190,076	$4,190,076	$16,820	$(352)	$—

(a)	Includes net capital gain distributions, if applicable.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Short Contracts:
10-Year U.S. Treasury Note	130	06/20/18	$15,551	$80,773
Long U.S. Treasury Bond	178	06/20/18	25,604	(34,226)
5-Year U.S. Treasury Note	46	06/29/18	5,221	13,261

				$59,808

Portfolio Abbreviations

AGC — Assured Guarantee Corp.

AGM — Assured Guaranty Municipal Corp.

AMT — Alternative Minimum Tax (subject to)

ARB — Airport Revenue Bonds

BAM — Build America Mutual Assurance Co.

CAB — Capital Appreciation Bonds

COP — Certificates of Participation

GO — General Obligation Bonds

LRB — Lease Revenue Bonds

NPFGC — National Public Finance Guarantee Corp.

RB — Revenue Bonds

7

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock MuniHoldings California Quality Fund, Inc. (MUC)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of April 30, 2018, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$1,045,159,607	$—	$1,045,159,607
Short-Term Securities	4,190,076	—	—	4,190,076

	$4,190,076	$1,045,159,607	$—	$1,049,349,683

Derivative Financial Instruments(b)
Assets:
Interest rate contracts	$94,034	$—	$—	$94,034
Liabilities:
Interest rate contracts	(34,226)	—	—	(34,226)

	$59,808	$—	$—	$59,808

(a)	See above Schedule of Investments for values in each sector.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

8

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock MuniHoldings California Quality Fund, Inc. (MUC)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(184,575,266)	$—	$(184,575,266)
VMTP Shares at Liquidation Value	—	(254,000,000)	—	(254,000,000)

	$—	$(438,575,266)	$—	$(438,575,266)

During the period ended April 30, 2018, there were no transfers between levels.

9

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings California Quality Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings California Quality Fund, Inc.

Date: June 18, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings California Quality Fund, Inc.

Date: June 18, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniHoldings California Quality Fund, Inc.

Date: June 18, 2018